EQUITY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2018	Sep. 12, 2018	Jul. 05, 2017	May 10, 2017	Jul. 18, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accrued dividend on Series B						$ 104,157		$ 0	$ 0
Warrant and option compensation expense						448,727
Stock based compensation						201,250	10,000	50,000	88,675
Option expenses						$ 13,410	$ 0	$ 0	$ 0
Mr. Marlin Molinaro [Member]
Stock issued during period, shares	45,000
Stock issued during period, value	$ 62,250
Warrant [Member]
Option exercise price			$ 3.60	$ 3.60
Stock based compensation			$ 10,000
Warrant [Member] | Mr. Marlin Molinaro [Member]
Stock option issued	75,000
Option expiration date						Sep. 14, 2023
Warrant and option compensation expense						$ 234,067
Stock based compensation						36,205
Unamortized expense						181,250
Warrant granted						234,067
Employee Incentive Stock Option Plan [Member]
Stock option issued		636,830
Option expiration date		Sep. 10, 2025
Option exercise price		$ 1.00
Option vested		25,000
Option outstanding		611,830
Fair value of stock option and warrants						482,751
Option expenses						13,410
Unamortized expense						469,342
Redstone Communications LLC [Member]
Stock issued during period, shares	105,000
Stock issued during period, value	$ 152,250
Redstone Communications LLC [Member] | Warrant [Member]
Stock option issued	175,000
Sylva International LLC [Member]
Stock issued during period, shares					150,000
Stock issued during period, value					$ 165,000
Stock based compensation						$ 165,000